Disclosures on reserves in Equity (Details Textual) - $ / shares				12 Months Ended
	Nov. 20, 2019	Aug. 21, 2019	May 22, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 25, 2019
Disclosure of Disclosures on equity [Line Items]
Dividend payable per share						$ 1.67111
interim dividend per share	$ 0.22987		$ 0.30598
Provisional dividend paid, Per share		$ 0.26669			$ 1.25837
Maximum Threshold Percentage Of Issued Capital For Issuance Of Series B shares				50.00%
Minimum Percentage Required TO Call Ordinary Or Extraordinary Meeting				5.00%
Number Of Consecutive Limitation Period Of Series B shares				50 years
Discount rate				4.00%
Percentage Of Net Income				50.00%
Series A preferred shares [Member]
Disclosure of Disclosures on equity [Line Items]
Number of shares issued and fully paid				142,819,552	142,819,552
Series B preferred shares [Member]
Disclosure of Disclosures on equity [Line Items]
Number of shares issued and fully paid				120,376,972	120,376,972
Bottom of range [member]
Disclosure of Disclosures on equity [Line Items]
Cash dividend rate				30.00%